Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Mar. 31, 2015
Statement of Financial Position [Abstract]
Preferred Stock, Authorized	10,000,000	10,000,000
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, issued
Preferred Stock, outstanding
Common Stock, Authorized	100,000,000	100,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, issued	25,426,500	25,000,000
Common Stock, outstanding	25,426,500	25,000,000